Loans - Narrative, Net Loans Held-for-Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 0	$ 0
PCI loans	8,292,010	7,916,928
Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	0	4,897
PCI loans	$ 3,856,773	$ 4,022,224
One-to-four family residential | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of PCD loans	10.00%	9.00%
Commercial mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of PCD loans	21.00%	25.00%
Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of PCD loans	58.00%	55.00%
Home equity loan | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of PCD loans	11.00%	11.00%
PCD | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
PCI loans	$ 8,263	$ 9,173